NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532




                           May 28, 2002



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:      The First Trust GNMA Reinvestment Income
                Trust "GRIT", Series 82 and Series 83
              (File No. 333-87642) (CIK No. 0001109651)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on May 23, 2002.

                                    Very truly yours,
                                    GNMA Series 82, Registrant



                                    By: NIKE SECURITIES L.P., Depositor